Management Fees, Selling Commissions, Platform Fees and Profit Share (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Management fees	$ 3,415,443	$ 3,220,274
Series A [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling commissions, per month	0.167%
Selling commissions	2.00%
Series B [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Platform fee	0.25%
Series D [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling commissions	0.75%